Acquisitions and Dispositions (Details 2) (USD $) Share data in Millions, except Per Share data, unless otherwise specified			1 Months Ended			12 Months Ended					1 Months Ended		1 Months Ended	3 Months Ended		1 Months Ended		1 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Oct. 31, 2010 Cash Electing Consideration D	Oct. 31, 2010 Stock Electing Consideration D	Oct. 31, 2010 Hewitt Associates, Inc (Hewitt) Y	Dec. 31, 2011 Hewitt Associates, Inc (Hewitt)	Dec. 31, 2010 Hewitt Associates, Inc (Hewitt)	Oct. 02, 2010 Hewitt Associates, Inc (Hewitt)	Dec. 31, 2011 Hewitt Associates, Inc (Hewitt) HR Solutions	Dec. 31, 2010 Hewitt Associates, Inc (Hewitt) HR Solutions	Oct. 30, 2010 Hewitt Associates, Inc (Hewitt) Cash Electing Consideration	Oct. 02, 2010 Hewitt Associates, Inc (Hewitt) Cash Electing Consideration	Oct. 31, 2010 Hewitt Associates, Inc (Hewitt) Mixed Consideration and Stock Electing Consideration	Sep. 30, 2010 Hewitt Associates, Inc (Hewitt) Mixed Consideration and Stock Electing Consideration	Oct. 02, 2010 Hewitt Associates, Inc (Hewitt) Mixed Consideration and Stock Electing Consideration	Oct. 30, 2010 Hewitt Associates, Inc (Hewitt) Mixed Consideration Election	Oct. 02, 2010 Hewitt Associates, Inc (Hewitt) Mixed Consideration Election	Oct. 30, 2010 Hewitt Associates, Inc (Hewitt) Stock Electing Consideration	Oct. 02, 2010 Hewitt Associates, Inc (Hewitt) Stock Electing Consideration
Business Acquisition
Percentage of aggregate consideration to be paid in cash and in number of shares each								50.00%
Par value of Hewitt Class A Common Stock per share (in dollars per share)								$ 0.01
Common stock, par value (in dollars per share)	$ 1	$ 1						$ 1.00
Consecutive trading days			10	10
Closing volume-weighted average price of Aon's common stock (in dollars per share)											$ 39.0545							$ 39.0545
Cash consideration
Number of Hewitt common shares outstanding electing consideration												7.78					44.52		43.67
Cash consideration per common share outstanding (in dollars per share)												$ 50.46					$ 25.61		$ 21.19
Cash paid in business acquisition								$ 2,458,000,000				$ 393,000,000					$ 1,140,000,000		$ 925,000,000
Stock consideration
Number of Hewitt common shares outstanding electing consideration												7.78					44.52		43.67
Exchange ratio of Aon shares issued to Hewitt shareholders (as a percent)																	63.62%		74.94%
Number of Aon common shares issued to finance Hewitt acquisition (in shares)					61.05									61.05		28.32		32.73
Aon's closing common share price (in dollars per share)													$ 39.28
Total fair value of stock consideration															2,398,000,000
Fair value of Hewitt stock options converted to options to acquire Aon common stock								76,000,000
Total consideration transferred	103,000,000	5,089,000,000						4,932,000,000
Acquisition, integration and financing expenses						47,000,000	54,000,000		47,000,000	19,000,000
Acquisition, integration and financing cost recorded in Other General Expenses						47,000,000	40,000,000
Acquisition, integration and financing cost recorded in interest Expenses							14,000,000
Debt Financing of the Transaction
Drawing under Term Loan Credit Facility								1,000,000,000
Term of Term Loan Facility (in years)					3
Issuance of Notes								$ 1,500,000,000
Options issued as consideration to former holders of Hewitt stock options (in options)					4.5